Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the period November 17, 2020 through December 31, 2020:

November 17, 2020 through December 31, 2020
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$7,507
Exchange of Partnership units	(98,929)
Net loss attributable to common stockholders, diluted	(91,422)

Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic	39,984,515
Exchange of Partnership units	144,235,246
Weighted-average shares, diluted	184,219,761

Basic EPS
Net income attributable to common stockholders, basic	$7,507
Weighted-average shares, basic	39,984,515
Net income per share attributable to common stockholders, basic	$0.19

Diluted EPS
Net loss attributable to common stockholders, diluted	$(91,422)
Weighted-average shares, diluted	184,219,761
Net loss per share attributable to common stockholders, diluted	$(0.50)

Schedule of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Earnings (Loss) Per Share
The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

As of December 31, 2020
Redeemable warrants	22,973,567